Share-Based Payments (Tables)	12 Months Ended
Jun. 30, 2020
Share-based payment arrangements [Abstract]
Explanation of Effect of Share-based Payments on Entity's Profit or Loss
The total cost relating to employee share-based payments is made up as follows:

	SA Rand
Figures in million	2020	2019

2006 share plan	83	197
Sisonke ESOP	73	33
Management DSP	30	—

Total employee share-based payments	186	230

Disclosure of Terms and Conditions of Share-based Payment Arrangement

Award	Vesting	Performance criteria

DS*
The awards will vest at a rate of 20% per annum over the following five years for executive directors and prescribed officers, and one-third per annum over the following three years for qualifying management.
The participant is still employed within the group

*	Deferred shares

Termination of employees' participation in the share plan is based on "no fault" and "fault" definitions.

• Fault	All unvested and unexercised DS not yet vested are lapsed and cancelled.
• No fault	Accelerated vesting occurs and all unvested and unexercised DS are settled in accordance with the rules of the plan.
The 2006 share plan consists of share appreciation rights (SARs), performance shares (PS) and restricted shares (RS). The share plan is equity-settled.

Award	Vesting	Performance criteria

SARs
SARs will vest in equal thirds in year three, four and five, subject to the performance conditions having been satisfied.

The SARs will have an expiry date of six years from the grant date and the offer price equals the closing market prices of the underlying shares on the trading date immediately preceding the grant.
2013 to 2014 allocation: The group's headline earnings per share must have grown since the allocation date by more than the South African Consumer Price Index (CPI).
PS	The PS will vest after three years from the grant date, if and to the extent that the performance conditions have been satisfied.
2015 to 2017 allocation:
• 50% of the number of rights awarded are linked to the total shareholder return of the group on an absolute basis.
• 50% of the number of rights awarded are linked to the total shareholder return of the group as compared to that of the South African gold index.

RS	The RS will vest after three years from grant date.	The participant is still employed within the group.

Termination of employees' participation in the share plan is based on "no fault" and "fault" definitions.

• Fault	All unvested and unexercised SARs and all PS and RS not yet vested are lapsed and cancelled.
• No fault	Accelerated vesting occurs and all unvested and unexercised share options are settled in accordance with the rules of the plan.

Award	Vesting	Performance criteria

PU*	The PU will vest after three years from the date on which the service period commenced	The participant is still employed within the group

*	The term Participation Units means the vested rights of a beneficiary to an equal number of Harmony shares held by the Trust.

Termination of employees' participation in the share scheme is based on "no fault" and "fault" definitions.

• Fault	All unvested and unexercised DS not yet vested are lapsed and cancelled.
• No fault	Accelerated vesting occurs and all unvested and unexercised DS are settled in accordance with the rules of the plan.

Disclosure of Number and Weighted Average Remaining Contractual Life of Outstanding Share Options

List of options and rights granted but not yet exercised (listed by grant date)	Number of options and rights	Award price (SA Rand)	Remaining life (years)

As at 30 June 2020

Share appreciation rights
17 November 2014	377 333	18.41	0.4

	377 333

Performance shares
15 November 2017	12 415 024	n/a	0.4

	12 415 024

Total options and rights granted but not yet exercised	12 792 357

	SA Rand
Figures in million	2020	2019

Gain realised by participants on options and rights traded during the year	142	484

Fair value of options and rights exercised during the year	144	489
Activity on share options

	SARs		PS	RS
Activity on options and rights granted but not yet exercised	Number of options and rights	Weighted average option price (SA Rand)	Number of rights	Number of rights

For the year ended 30 June 2020

Balance at beginning of year	6 713 044	26.45	21 007 596	—
Options exercised	(6 086 252)	50.16	—	—
Options forfeited and lapsed	(249 459)	23.97	(8 592 572)	—

Balance at end of year	377 333	18.41	12 415 024	—

34	SHARE-BASED PAYMENTS continued

EMPLOYEE SHARE-BASED PAYMENTS continued

Options granted under the 2006 share plan continued

Activity on share options continued

	SARs		PS	RS
Activity on options and rights granted but not yet exercised	Number of options and rights	Weighted average option price (SA Rand)	Number of rights	Number of rights

For the year ended 30 June 2019

Balance at beginning of year	9 847 860	50.20	42 427 284	550 996
Options exercised	(1 564 486)	27.50	(20 166 093)	(550 996)
Options forfeited and lapsed	(1 570 330)	56.29	(1 253 595)	—

Balance at end of year	6 713 044	26.45	21 007 596	—

	SARs		PS and RS
Options and rights vested but not exercised at year end	2020	2019	2020	2019

Options and rights vested but not exercised	377 333	5 692 965	—	—
Weighted average option price (SA rand)	18.41	27.89	n/a	n/a

Number of PU
Activity on PU granted but not exercised	2020	2019

Balance at beginning of year	6 819 025	—
Options granted	366 960	6 974 500
Options vested	(257 271)	(107 100)
Options forfeited and lapsed	(160 152)	(48 375)

Balance at end of year	6 768 562	6 819 025

	2020	2019

Gain realised by participants on options exercised during the year (R'million)	12	3
Weighted average share price at the date of exercise (SA Rand)	48.21	27.16
Remaining life (years)	1.5	2.5

Number of DS
Activity on DS granted but not exercised	2020

Balance at beginning of year	—
Options granted	1 218 013
Options exercised	—
Options forfeited and lapsed	(55 861)

Balance at end of year	1 162 152

List of options granted but not yet exercised (listed by grant date)	Number of options	Remaining life (years)

As at 30 June 2020

Deferred shares
18 September 2019 - 3 years	871 859	2.2
18 September 2019 - 5 years	290 293	4.2

Total options granted but not yet exercised	1 162 152